Consolidated Statements of Changes in Shareholders' Equity $ in Thousands	CAD ($) shares	Issued capital Class A Voting Shares CAD ($) shares	Issued capital Class B Non-Voting Shares CAD ($) shares	Retained earnings CAD ($)	FVTOCI investment reserve CAD ($)	Hedging reserve CAD ($)	Equity investment reserve CAD ($)	Adjustments pertaining to IFRS 9 adoption (see note 2) CAD ($)	Adjustments pertaining to IFRS 9 adoption (see note 2) Issued capital Class A Voting Shares CAD ($) shares	Adjustments pertaining to IFRS 9 adoption (see note 2) Issued capital Class B Non-Voting Shares CAD ($) shares	Adjustments pertaining to IFRS 9 adoption (see note 2) Retained earnings CAD ($)	Adjustments pertaining to IFRS 9 adoption (see note 2) FVTOCI investment reserve CAD ($)	Adjustments pertaining to IFRS 9 adoption (see note 2) Hedging reserve CAD ($)	Adjustments pertaining to IFRS 9 adoption (see note 2) Equity investment reserve CAD ($)
Shareholders' equity, beginning balance at Dec. 31, 2016	$ 6,284,000	$ 72,000	$ 405,000	$ 5,262,000	$ 642,000	$ (107,000)	$ 10,000
Number of shares, beginning balance at Dec. 31, 2016 | shares		112,412,000	402,396,000
Net income for the year	1,845,000			1,845,000
Other comprehensive income (loss):
Defined benefit pension plans, net of tax	(45,000)			(45,000)
FVTOCI investments, net of tax	371,000				371,000
Derivative instruments accounted for as hedges, net of tax	44,000					44,000
Share of equity-accounted investments, net of tax	(15,000)						(15,000)
Other comprehensive (loss) income for the year	355,000			(45,000)	371,000	44,000	(15,000)
Comprehensive income for the year	2,200,000			1,800,000	371,000	44,000	(15,000)
Transactions with shareholders recorded directly in equity:
Dividends declared	(988,000)			(988,000)
Shares issued on exercise of stock options	$ 0
Shares issued on exercise of stock options (in shares) | shares	1,603,557		2,000
Share class exchange	$ 0
Share class exchange (in shares) | shares		(5,000)	5,000
Total transactions with shareholders	(988,000)	$ 0	$ 0	(988,000)
Total transactions with shareholders (in shares) | shares		(5,000)	7,000
Shareholders' equity, ending balance at Dec. 31, 2017	7,496,000	$ 72,000	$ 405,000	6,074,000	1,013,000	(63,000)	(5,000)	$ 7,492,000	$ 72,000	$ 405,000	$ 6,070,000	$ 1,013,000	$ (63,000)	$ (5,000)
Number of shares, ending balance at Dec. 31, 2017 | shares		112,407,000	402,403,000						112,407,000	402,403,000
Adjustments pertaining to IFRS 9 adoption (see note 2)								$ (4,000)			$ (4,000)
Net income for the year	2,059,000			2,059,000
Other comprehensive income (loss):
Defined benefit pension plans, net of tax	41,000			41,000
FVTOCI investments, net of tax	(377,000)				(377,000)
Derivative instruments accounted for as hedges, net of tax	(62,000)					(62,000)
Share of equity-accounted investments, net of tax	14,000						14,000
Other comprehensive (loss) income for the year	(384,000)			41,000	(377,000)	(62,000)	14,000
Comprehensive income for the year	1,675,000			2,100,000	(377,000)	(62,000)	14,000
Transactions with shareholders recorded directly in equity:
Dividends declared	(988,000)			(988,000)
Shares issued on exercise of stock options	$ 0
Shares issued on exercise of stock options (in shares) | shares	679,706		2,000
Share class exchange	$ 0	$ (1,000)	$ 1,000
Share class exchange (in shares) | shares		(1,252,000)	1,252,000
Total transactions with shareholders	(988,000)	$ (1,000)	$ 1,000	(988,000)
Total transactions with shareholders (in shares) | shares		(1,252,000)	1,254,000
Shareholders' equity, ending balance at Dec. 31, 2018	$ 8,179,000	$ 71,000	$ 406,000	$ 7,182,000	$ 636,000	$ (125,000)	$ 9,000
Number of shares, ending balance at Dec. 31, 2018 | shares		111,155,000	403,657,000